Securities - Held to Maturity, Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 374,818	$ 0
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,242
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	168,134
Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	48,418
Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	942
AAA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	40,118
AAA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	7,242
AAA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	32,876
AAA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
AAA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
AA
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	110,033
AA | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
AA | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	110,033
AA | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
AA | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
A
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	10,817
A | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
A | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	3,917
A | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	6,900
A | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
BBB
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	39,788
BBB | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
BBB | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	1,167
BBB | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	38,621
BBB | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
Non-rated
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	23,980
Non-rated | Private label mortgage-backed
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	0
Non-rated | Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	20,141
Non-rated | Corporate
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	2,897
Non-rated | Trust preferred
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	942
Credit Rated and Non-rated Securities HTM
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost, after Allowance for Credit Loss [Abstract]
Carrying value	$ 224,736